Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income loss from continuing and discontinued operations [line items]
Earnings (Loss) from discontinued operations, after tax	$ 2	$ (27)
Discontinued operations [member]
Income loss from continuing and discontinued operations [line items]
Earnings (Loss) from discontinued operations, after tax	2	(27)
Tax benefit (expense) on (loss) earnings from discontinued operations	$ 10	$ 15